Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (6,674,000)	$ (8,333,000)
Adjustments to reconcile net loss to net cash provided by (used in) used in operating activities:
Depreciation and amortization	1,002,000	1,045,000
Stock-based compensation	979,000	1,571,000
Amortization of debt issuance costs	164,000	230,000
Non-cash lease expense	667,000	606,000
Inventory write downs	534,000	490,000
Changes in operating assets and liabilities:
Accounts receivable	(1,723,000)	(973,000)
Inventories	(788,000)	(1,309,000)
Other assets	(1,085,000)	(163,000)
Accounts payable	5,022,000	1,523,000
Accrued expenses	3,132,000	745,000
Accrued interest	120,000	124,000
Office leases payable	(734,000)	(644,000)
Deferred revenue	(26,000)	354,000
Customer deposits	20,000	(64,000)
Net cash provided by (used in) operating activities	610,000	(4,798,000)
Cash flows from investing activities:
Purchases of equipment	(653,000)	(853,000)
Net cash used in investing activities	(653,000)	(853,000)
Cash flows from financing activities:
Proceeds from employee stock purchase plan exercises	97,000	141,000
Proceeds from subordinated debt borrowing	1,000,000
Proceeds from revolving line of credit	64,463,000	67,209,000
Payment of revolving line of credit	(64,670,000)	(63,287,000)
Payment of finance leases	(156,000)	(148,000)
Net cash provided by financing activities	734,000	3,915,000
Net change in cash	691,000	(1,736,000)
Cash, beginning of period	643,000	2,379,000
Cash, end of period	1,334,000	643,000
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Common stock issued for vested RSUs	161,000	538,000
Warrants issued in connection with borrowing agreements, recorded as debt issuance cost		92,000
Supplemental cash flow information:
Interest paid	$ 1,235,000	$ 1,409,000